Financial Instruments - Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies (Detail)	6 Months Ended			12 Months Ended
	Jun. 30, 2020 SGD ($)	Jun. 30, 2020 SGD ($)	Jun. 30, 2020 SGD ($) GBP (£)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 SGD ($) GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of detailed information about financial instruments [abstract]
Financial assets, Foreign Currencies	$ 1,497,039	$ 1,497,039	$ 1,497,039	$ 2,538,168	$ 2,538,168	$ 2,538,168	£ 689,889	£ 999,471
Financial assets, Exchange Rate		0.7170	1.2327		0.7431	1.3187
Financial assets, Carrying Amount	1,073,377	$ 1,073,377	$ 1,073,377	1,886,160	$ 1,886,160	$ 1,886,160	£ 850,455	£ 1,318,000
Financial liabilities, Foreign Currencies	$ 15,495,421	15,495,421	15,495,421	$ 15,126,578	15,126,578	15,126,578
Financial liabilities, Exchange Rate	71.7			74.31
Financial Liabilities, Carrying Amount	$ 11,110,218	$ 11,110,218	$ 11,110,218	$ 11,240,843	$ 11,240,843	$ 11,240,843